Goodwill	6 Months Ended
Apr. 30, 2020
Text Block [Abstract]
Goodwill

NOTE 9: GOODWILL

Goodwill by Segment

(millions of Canadian dollars)	Canadian Retail	U.S. Retail[1]	Wholesale Banking	Total
Carrying amount of goodwill as at November 1, 2018	$2,403	$13,973	$160	$16,536
Additions	432	–	–	432
Foreign currency translation adjustments and other	1	7	–	8

Carrying amount of goodwill as at October 31, 2019[2]	$2,836	$13,980	$160	$16,976
Additions	–	–	–	–
Foreign currency translation adjustments and other	49	797	1	847
Carrying amount of goodwill as at April 30, 2020[2]	$2,885	$14,777	$161	$17,823
[1]	Goodwill predominantly relates to U.S. personal and commercial banking.
[2]	Accumulated impairment as at April 30, 2020 and October 31, 2019 were nil.